Commitments and Contingencies	6 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Tax liability
In connection with the initial public offering, the Company undertook a series of transactions to spin out two wholly owned businesses from the corporate structure. These transactions generated a taxable gain upon their occurrence which will be payable by the Company or its affiliates. On July 31, 2019 Compuware distributed $265 million to the Company to fund the majority of the estimated tax liability pursuant to an agreement with the Company.
Commitment for operating leases
The Company’s commitments for various operating lease agreements relate to office space for various periods that extend through as late as fiscal 2030. Total rent payments under these agreements were approximately $8.7 million, $8.7 million, and $11.3 million for the years ended March 31, 2017, 2018, and 2019, respectively. Certain of these lease agreements contain provisions for renewal options and escalation clauses.
The following table summarizes payments under the Company’s operating lease commitments as of March 31, 2019 (in thousands):

Fiscal year	Amount
2020	$13,464
2021	12,872
2022	9,453
2023	9,099
2024	8,570
Thereafter	21,634
Total future contractual payments	$75,092

Legal matters
From time to time, the Company may be a party to lawsuits and legal proceedings arising in the ordinary course of business. In the opinion of the Company’s management, these matters, individually and in the aggregate, will not have a material adverse effect on the financial condition and results of the future operations of the Company.
Commitments and Contingencies
Tax liability
In connection with the initial public offering completed in the second quarter of fiscal 2020, the Company undertook a series of transactions to spin out two wholly owned businesses from the corporate structure. These transactions generated a taxable gain upon their occurrence which will be reported on tax returns for the year ended March 31, 2020. On July 31, 2019, Compuware Corporation distributed $265 million to the Company to partially or wholly fund the tax liability pursuant to an agreement with the Company which is recorded as a contribution within “Additional paid-in capital” on the condensed consolidated statements of shareholders’ equity / member’s deficit. The Company has estimated an expense of $255.8 million and made estimated tax payments to the relevant taxing authorities.
Commitment for operating leases
The Company’s commitments for various operating lease agreements related to office space for various periods that extend through as late as fiscal 2030. Total rent payments under these agreements were approximately $2.8 million and $3.4 million for the three months ended September 30, 2018 and 2019, respectively, and $5.5 million and $6.7 million for the six months ended September 30, 2018 and 2019, respectively. Certain of these lease agreements contain provisions for renewal options and escalation clauses.
Legal matters
From time to time, the Company may be a party to lawsuits and legal proceedings arising in the ordinary course of business. In the opinion of the Company’s management, these matters, individually and in the aggregate, will not have a material adverse effect on the financial condition and results of the future operations of the Company.